Description of Business and Basis of Presentation - Additional Information (Details)			12 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 21, 2020 USD ($) $ / shares shares	Dec. 30, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 01, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Accumulated deficit | $				$ (262,343,000)		$ (209,375,000)	$ (102,595,000)
Common stock, shares outstanding (in shares)				161,449,205		33,327,294	7,902,406
Common stock, shares issued (in shares)		25,000,000		161,449,205		33,327,294	7,902,406
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.00001	$ 0.00001
Warrants outstanding (in shares)				15,999,996
Preferred stock par or stated value per share | $ / shares				$ 0.0001		$ 0.0001
Stock converted (in shares)	150,000,000
Sale of stock issue price per share | $ / shares	$ 10.00							$ 1.02	$ 1.02
Gross proceeds from merger and private offering | $	$ 299,900,000
Pre-merger cost | $	8,500,000
Offering cost | $	$ 26,600,000
Proceeds from Merger and related transactions | $			$ 260,000,000
Reservation of common stock, deemed value per share | $ / shares			$ 10.00
Fully-diluted pre-transaction equity value | $			$ 1,500,000,000
Series B Preferred Stock Converted To Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.00001
Preferred stock par or stated value per share | $ / shares					$ 0.00001
Preferred stock, conversion ratio					1
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share | $ / shares		$ 10.00
Sale of stock, number of shares issued in transaction (in shares)		10,000,000
Sale of stock, aggregate commitment amount | $		$ 100,000,000
Colonnade Acquisition Corp. | CLA Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants outstanding (in shares)		10,000,000
Warrant, conversion ratio		1
Colonnade Acquisition Corp. | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants outstanding (in shares)		6,000,000
Class A Common Stock and Public Warrants [Member] | CLA Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unit, Conversion Ratio		1
Common Class B [Member] | Colonnade Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares outstanding (in shares)		5,000,000
Common stock, shares issued (in shares)		5,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, conversion ratio		1
Common Class A [Member] | Colonnade Acquisition Corp.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares outstanding (in shares)		25,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, conversion ratio		1